Prepayment, Net (Tables)	12 Months Ended
Oct. 31, 2025
Prepaid Expense, Current [Abstract]
Schedule of Prepayment	Prepayment as of October 31, 2025 and 2024 are as follows:
	October 31, 2025	October 31, 2024
Prepayment	$88,116	$95,804
Less: Allowance for bad debt	(88,116)	(88,105)
Totals	$-	$7,699

Schedule of Movement of Allowance for Prepayment

The following table sets forth the movement of allowance for prepayment:

	October 31, 2025	October 31, 2024
Balance, at beginning of the year	$88,105	$97,691
Reversal	-	(12,198)
Exchange rate difference	11	2,612
Balance, at end of the year	$88,116	$88,105